Shareholders' Equity - Schedule of Employee and Director Stock Option Activity and Related Information (Details) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Employee and Director Stock Option Activity and Related Information [Line Items]
Number of options Outstanding - beginning of year	315,000	300,833	347,333
Weighted-average exercise price Outstanding - beginning of year	$ 2.96	$ 2.89	$ 2.79
Changes during the year:
Number of options Granted	25,000	37,500
Weighted-average exercise price Granted	$ 3.92	$ 2.97
Number of options Exercised	(211,375)	(23,333)	(46,500)
Weighted-average exercise price Exercised	$ 3.01	$ 2.14	$ 2.16
Number of options Forfeited	(2,500)
Weighted-average exercise price Forfeited	$ 2.78
Number of options Outstanding - year end	126,125	315,000	300,833
Weighted-average exercise price Outstanding - year end	$ 3.07	$ 2.96	$ 2.89
Number of options Vested and expected to vest	76,124	248,333	183,333
Weighted-average exercise price Vested and expected to vest	$ 2.81	$ 3.04	$ 2.95
Number of options Exercisable at year end	76,124	248,333	156,666
Weighted-average exercise price Exercisable at year end	$ 2,810	$ 3,040.00	$ 3,090.00